Consolidated Schedule of Investments (unaudited) May 31, 2020	iShares® Edge MSCI Min Vol Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 0.1%
Raia Drogasil SA	141,400	$2,849,297
Rumo SA(a)	776,900	3,222,838

		6,072,135

Chile — 0.7%
Banco de Chile	327,483,539	27,660,402
Cia. Cervecerias Unidas SA	290,295	2,086,720

		29,747,122

China — 35.8%
Agricultural Bank of China Ltd., Class A	25,160,398	11,940,671
Agricultural Bank of China Ltd., Class H	74,404,000	30,045,739
Alibaba Group Holding Ltd., ADR(a)	276,465	57,336,076
ANTA Sports Products Ltd.	2,260,000	20,147,852
AVIC Jonhon Optronic Technology Co. Ltd., Class A	984,386	4,805,000
Bank of Beijing Co. Ltd., Class A	9,416,024	6,413,863
Bank of China Ltd., Class A	31,219,000	15,033,856
Bank of China Ltd., Class H	98,713,000	36,041,516
Bank of Communications Co. Ltd., Class A	17,553,874	12,520,630
Bank of Communications Co. Ltd., Class H	11,017,000	6,680,415
Bank of Hangzhou Co. Ltd., Class A	4,846,293	6,155,784
Bank of Jiangsu Co. Ltd., Class A	10,340,414	8,544,604
Bank of Nanjing Co. Ltd., Class A	2,172,921	2,396,091
Bank of Ningbo Co. Ltd., Class A	588,196	2,102,635
Bank of Shanghai Co. Ltd., Class A	11,632,808	13,152,305
Beijing Capital International Airport Co. Ltd., Class H	7,328,000	4,566,410
Beijing Sinnet Technology Co. Ltd., Class A	1,381,473	4,801,468
Beijing Tiantan Biological Products Corp. Ltd., Class A	936,296	5,031,601
BOE Technology Group Co. Ltd., Class A	5,482,100	2,838,920
BYD Co. Ltd., Class H	343,000	1,924,977
CGN Power Co. Ltd., Class H(b)(c)	59,288,000	13,615,358
China CITIC Bank Corp. Ltd., Class H	18,641,000	8,104,783
China Construction Bank Corp., Class A	2,917,884	2,594,417
China Construction Bank Corp., Class H	7,854,000	6,170,928
China Everbright Bank Co. Ltd., Class H	16,320,000	6,611,379
China Gas Holdings Ltd.(c)	2,025,200	7,080,754
China Huishan Dairy Holdings Co. Ltd.(a)(d)	22,241,266	29
China International Travel Service Corp. Ltd., Class A	850,181	12,013,040
China Life Insurance Co. Ltd., Class H	1,567,000	2,935,472
China Mengniu Dairy Co. Ltd.	2,713,000	9,695,536
China Merchants Port Holdings Co. Ltd.	1,536,000	1,868,724
China Minsheng Banking Corp. Ltd., Class A	16,693,254	13,258,231
China Mobile Ltd.	7,480,500	52,211,979
China National Medicines Corp. Ltd., Class A	675,800	2,938,384
China Petroleum & Chemical Corp., Class H	45,354,000	21,006,433
China Railway Signal & Communication Corp. Ltd., Class H(a)(b)	23,248,000	10,257,794
China Reinsurance Group Corp., Class H	84,756,000	8,857,226
China Resources Beer Holdings Co. Ltd.	4,146,000	21,957,593
China Resources Gas Group Ltd.	2,242,000	12,220,939
China Resources Power Holdings Co. Ltd.	3,344,000	3,874,225
China Shenhua Energy Co. Ltd., Class A	2,259,313	5,165,622
China Shenhua Energy Co. Ltd., Class H	1,108,000	2,024,162
China South Publishing & Media Group Co. Ltd., Class A	1,608,641	2,391,338
China Telecom Corp. Ltd., Class H	92,262,000	30,591,322
China Tower Corp. Ltd., Class H(b)	66,474,000	13,378,847
China Unicom Hong Kong Ltd.	3,146,000	1,822,415
China Yangtze Power Co. Ltd., Class A	17,339,845	42,089,822
CITIC Ltd.	13,749,000	13,055,430

Security	Shares	Value

China (continued)
COSCO SHIPPING Ports Ltd.	11,888,000	$5,935,564
CRRC Corp. Ltd., Class H	9,015,000	4,210,334
Dali Foods Group Co. Ltd.(b)	4,832,000	3,067,145
Daqin Railway Co. Ltd., Class A	13,316,133	12,676,367
Dongfeng Motor Group Co. Ltd., Class H	6,660,000	4,175,926
ENN Energy Holdings Ltd.	985,700	11,496,230
Fiberhome Telecommunication Technologies Co. Ltd., Class A	1,048,882	4,092,048
Foshan Haitian Flavouring & Food Co. Ltd., Class A	198,794	3,188,274
Fuyao Glass Industry Group Co. Ltd., Class A	1,030,703	2,825,578
GD Power Development Co. Ltd., Class A	10,192,100	2,589,211
Giant Network Group Co. Ltd., Class A	1,274,853	2,962,829
Glodon Co. Ltd., Class A	819,188	6,556,523
GOME Retail Holdings Ltd.(a)(c)	128,829,000	15,956,114
Gree Electric Appliances Inc. of Zhuhai, Class A	309,195	2,457,436
Guangdong Haid Group Co. Ltd., Class A	1,415,488	9,562,773
Guangdong Investment Ltd.	29,682,000	58,437,275
Haidilao International Holding Ltd.(b)	3,345,000	16,161,818
Haier Electronics Group Co. Ltd.	3,754,000	10,461,411
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	1,206,483	4,626,070
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)	1,078,000	4,680,003
Henan Shuanghui Investment & Development Co. Ltd., Class A	1,316,794	7,271,206
Hengan International Group Co. Ltd.	2,377,500	19,416,301
Hengtong Optic-Electric Co. Ltd., Class A	844,300	1,935,095
HLA Corp. Ltd., Class A	2,639,303	2,243,566
Hualan Biological Engineering Inc., Class A	559,780	3,217,629
Huaneng Power International Inc., Class H	29,348,000	10,904,688
Huaxia Bank Co. Ltd., Class A	6,817,120	6,061,396
Industrial & Commercial Bank of China Ltd., Class A	3,083,100	2,203,382
Industrial & Commercial Bank of China Ltd., Class H	65,996,000	42,572,571
Industrial Bank Co. Ltd., Class A	5,729,812	12,876,521
Inner Mongolia Yitai Coal Co. Ltd., Class B	10,514,227	6,161,337
JD.com Inc., ADR(a)	549,744	29,867,592
Jiangsu Expressway Co. Ltd., Class H	18,242,000	21,487,480
Jiangsu Hengrui Medicine Co. Ltd., Class A	691,231	7,593,294
Jinyu Bio-Technology Co. Ltd., Class A	1,008,804	3,362,586
Jointown Pharmaceutical Group Co. Ltd., Class A	1,681,778	4,225,455
Kingdee International Software Group Co. Ltd.	2,644,000	4,639,195
Kweichow Moutai Co. Ltd., Class A	27,490	5,243,828
Laobaixing Pharmacy Chain JSC, Class A	219,073	2,585,442
Lenovo Group Ltd.(c)	21,770,000	11,824,500
Meituan Dianping, Class B(a)	1,728,600	32,716,504
NetEase Inc., ADR	27,839	10,659,553
New Oriental Education & Technology Group Inc., ADR(a)	172,567	20,701,137
PetroChina Co. Ltd., Class A	3,234,900	1,919,031
PetroChina Co. Ltd., Class H	43,150,000	14,808,283
Pinduoduo Inc., ADR(a)	212,044	14,179,382
Ping An Insurance Group Co. of China Ltd., Class H	868,000	8,566,895
Postal Savings Bank of China Co. Ltd., Class H(b)	45,636,000	29,026,639
SAIC Motor Corp. Ltd., Class A	1,312,444	3,282,850
Sangfor Technologies Inc., Class A	126,600	3,322,715
SDIC Power Holdings Co. Ltd., Class A	5,508,172	5,804,793
Shandong Gold Mining Co. Ltd., Class A	2,328,763	12,059,561
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	3,376,000	5,906,149
Shanghai Jahwa United Co. Ltd., Class A	601,200	3,237,528

1

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Edge MSCI Min Vol Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	16,744,787	$11,821,820
Shanghai M&G Stationery Inc., Class A	416,600	3,240,713
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,406,300	5,387,852
Shanghai Pudong Development Bank Co. Ltd., Class A	8,095,668	11,944,280
Shenzhen Airport Co. Ltd., Class A	1,836,900	2,046,071
Shenzhen Expressway Co. Ltd., Class H	10,600,000	10,721,713
Shenzhen International Holdings Ltd.	2,235,500	3,732,082
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	107,800	4,195,115
Shenzhou International Group Holdings Ltd.(c)	2,304,500	27,397,713
Sichuan Chuantou Energy Co. Ltd., Class A	3,942,957	4,887,281
Sinopec Shanghai Petrochemical Co. Ltd., Class A	4,282,064	2,127,823
Sinopec Shanghai Petrochemical Co. Ltd., Class H	8,602,000	2,119,703
Sinopharm Group Co. Ltd., Class H	2,256,000	5,547,589
Songcheng Performance Development Co. Ltd., Class A	2,027,759	5,173,981
Sun Art Retail Group Ltd.	6,650,000	10,175,332
Suning.com Co. Ltd., Class A	2,885,979	3,532,849
TAL Education Group, ADR(a)(c)	280,200	15,820,092
Tencent Holdings Ltd.	506,600	26,823,460
Topchoice Medical Corp., Class A(a)	287,199	5,687,696
TravelSky Technology Ltd., Class H	1,644,000	3,300,302
Uni-President China Holdings Ltd.	2,344,000	2,425,349
Vipshop Holdings Ltd., ADR(a)	130,598	2,264,569
Visionox Technology Inc., Class A(a)	1,106,070	1,983,892
Want Want China Holdings Ltd.(c)	4,132,000	2,969,325
Wens Foodstuffs Group Co. Ltd., Class A	1,890,891	6,975,831
WuXi AppTec Co. Ltd., Class H(b)	256,220	2,710,623
Xiaomi Corp., Class B(a)(b)	7,635,000	11,840,111
Yum China Holdings Inc.	929,384	43,067,655
Yunnan Baiyao Group Co. Ltd., Class A	449,167	5,528,537
Zhaojin Mining Industry Co. Ltd., Class H	15,663,000	19,156,914
Zhejiang Supor Co. Ltd., Class A	205,885	1,945,565
Zhongjin Gold Corp. Ltd., Class A	3,091,168	4,004,081
Zhongsheng Group Holdings Ltd.	1,075,000	5,519,933
Zhuzhou CRRC Times Electric Co. Ltd., Class H	656,000	1,696,917
Zijin Mining Group Co. Ltd., Class A	10,341,000	5,456,154
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	2,685,400	2,387,705
ZTE Corp., Class H(a)	1,592,000	4,025,700
ZTO Express Cayman Inc., ADR(c)	608,954	19,864,080

		1,447,782,016

Czech Republic — 0.2%
CEZ AS	121,412	2,385,492
Komercni Banka AS(a)	259,544	5,566,012

		7,951,504

Egypt — 0.4%
Commercial International Bank Egypt SAE	3,756,162	15,017,577

Greece — 0.4%
Hellenic Telecommunications Organization SA	342,344	4,821,006
Jumbo SA	167,003	3,031,697
OPAP SA	406,999	3,802,891
Titan Cement International SA	302,502	3,802,314

		15,457,908

Hungary — 0.7%
OTP Bank Nyrt(a)	181,603	6,048,400

Security	Shares	Value

Hungary (continued)
Richter Gedeon Nyrt	947,792	$20,729,979

		26,778,379

India — 8.6%
Asian Paints Ltd.	1,000,235	22,263,674
Bajaj Auto Ltd.	239,569	8,587,463
Bharat Petroleum Corp. Ltd.	611,286	2,771,214
Bharti Infratel Ltd.	931,505	2,832,719
Britannia Industries Ltd.	403,931	18,049,325
Cipla Ltd.	364,326	3,122,846
Coal India Ltd.	1,225,002	2,289,095
Colgate-Palmolive India Ltd.	157,608	2,900,323
Dabur India Ltd.	3,437,690	21,205,898
Dr. Reddy’s Laboratories Ltd.	63,608	3,424,715
Eicher Motors Ltd.	52,024	11,385,338
HCL Technologies Ltd.	3,528,632	25,677,414
Hindustan Petroleum Corp. Ltd.	883,632	2,273,461
Hindustan Unilever Ltd.	1,161,288	31,596,064
Housing Development Finance Corp. Ltd.	367,191	8,055,585
Infosys Ltd.	3,961,299	36,199,330
ITC Ltd.	886,737	2,314,285
Lupin Ltd.	223,935	2,575,884
Marico Ltd.	3,380,188	15,368,504
Maruti Suzuki India Ltd.	31,509	2,337,999
Nestle India Ltd.	36,315	8,424,038
Page Industries Ltd.	42,981	10,723,842
Petronet LNG Ltd.	2,865,667	9,571,014
Pidilite Industries Ltd.	185,651	3,605,177
Power Grid Corp. of India Ltd.	2,302,302	4,796,954
Reliance Industries Ltd.	474,355	9,186,458
Sun Pharmaceutical Industries Ltd.	756,752	4,746,197
Tata Consultancy Services Ltd.	1,206,195	31,462,003
Tech Mahindra Ltd.	1,784,190	12,516,140
Titan Co. Ltd.	617,201	7,264,429
Wipro Ltd.	7,179,443	20,204,460

		347,731,848

Indonesia — 0.5%
Bank Central Asia Tbk PT	7,390,000	13,125,975
Indofood CBP Sukses Makmur Tbk PT	207,600	115,807
Telekomunikasi Indonesia Persero Tbk PT	33,888,000	7,306,448
Unilever Indonesia Tbk PT	1,326,700	703,759

		21,251,989

Malaysia — 5.3%
DiGi.Com Bhd	3,847,400	4,026,606
Fraser & Neave Holdings Bhd	1,283,600	9,607,440
HAP Seng Consolidated Bhd	7,097,600	12,227,953
Hong Leong Bank Bhd	4,315,100	13,498,645
IHH Healthcare Bhd	15,250,600	19,047,903
IOI Corp. Bhd	2,250,100	2,354,906
Kuala Lumpur Kepong Bhd	2,489,700	12,621,734
Malayan Banking Bhd	23,685,500	40,860,552
Maxis Bhd(c)	7,906,400	9,602,252
Nestle Malaysia Bhd	242,000	7,737,320
Petronas Chemicals Group Bhd	5,132,000	7,436,826
Petronas Dagangan Bhd	1,227,400	6,628,948
PPB Group Bhd	3,254,900	12,997,140
Public Bank Bhd	10,964,280	36,972,132
Tenaga Nasional Bhd	5,495,000	14,232,018
Westports Holdings Bhd	3,622,100	3,324,251

		213,176,626

2

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Edge MSCI Min Vol Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mexico — 1.1%
Arca Continental SAB de CV	2,313,000	$10,338,067
Coca-Cola Femsa SAB de CV	666,000	2,912,918
Gruma SAB de CV, Series B	758,875	7,546,999
Wal-Mart de Mexico SAB de CV	9,517,400	23,804,520

		44,602,504

Pakistan — 0.1%
MCB Bank Ltd.	2,885,600	2,601,432

Peru — 0.8%
Cia. de Minas Buenaventura SAA, ADR	414,074	3,250,481
Credicorp Ltd.	203,675	28,070,488

		31,320,969

Philippines — 2.2%
Aboitiz Power Corp.	17,747,600	9,746,805
Bank of the Philippine Islands	13,433,318	17,594,409
BDO Unibank Inc.	10,377,523	20,582,839
Globe Telecom Inc.	228,440	10,352,457
International Container Terminal Services Inc.	4,273,130	7,403,269
Jollibee Foods Corp.	234,890	504,396
Manila Electric Co.	1,648,270	9,214,943
Metropolitan Bank & Trust Co.	5,155,703	3,585,159
SM Investments Corp.	133,915	2,420,629
Universal Robina Corp.	2,677,770	6,929,828

		88,334,734

Poland — 0.1%
Cyfrowy Polsat SA	611,034	3,985,867

Qatar — 2.7%
Barwa Real Estate Co.	14,820,000	11,736,851
Masraf Al Rayan QSC	26,977,414	28,879,639
Qatar Electricity & Water Co. QSC	5,004,038	20,388,947
Qatar Fuel QSC	830,158	3,627,322
Qatar Islamic Bank SAQ	4,250,777	17,876,991
Qatar National Bank QPSC	5,121,654	24,728,506

		107,238,256

Russia — 1.0%
Polymetal International PLC	458,637	9,177,122
Polyus PJSC	142,051	23,472,990
Rosneft Oil Co. PJSC	1,173,610	6,250,060

		38,900,172

Saudi Arabia — 6.6%
Abdullah Al Othaim Markets Co.	441,991	13,758,190
Al Rajhi Bank	797,904	12,201,376
Alinma Bank(a)	5,803,641	23,181,869
Bank AlBilad	1,195,241	7,063,780
Bank Al-Jazira	1,338,640	4,086,754
Bupa Arabia for Cooperative Insurance Co.	439,356	13,508,803
Co for Cooperative Insurance (The)(a)	503,029	9,581,046
Emaar Economic City(a)	946,236	1,784,245
Etihad Etisalat Co.(a)	1,769,459	12,469,875
Jarir Marketing Co.	890,379	32,900,048
Saudi Airlines Catering Co.	619,708	12,815,116
Saudi Arabian Fertilizer Co.	891,949	18,323,517
Saudi Basic Industries Corp.	1,155,901	26,104,813
Saudi Electricity Co.	1,869,304	8,595,843
Saudi Telecom Co.	2,253,753	61,323,674
Savola Group (The)	315,885	3,523,990
Yanbu National Petrochemical Co.	505,210	6,859,530

		268,082,469

Security	Shares	Value

South Korea — 6.5%
BGF retail Co. Ltd.	24,465	$3,299,007
CJ Logistics Corp.(a)(c)	53,848	7,000,305
Coway Co. Ltd.	108,529	5,836,353
DB Insurance Co. Ltd.	104,795	3,672,416
GS Retail Co. Ltd.	95,375	3,280,694
Hanon Systems	596,870	4,694,185
Hyundai Glovis Co. Ltd.	36,792	3,357,016
Hyundai Marine & Fire Insurance Co. Ltd.	225,605	4,417,555
Hyundai Mobis Co. Ltd.	13,583	2,171,613
Kangwon Land Inc.	830,919	16,236,618
Kia Motors Corp.	259,548	7,177,939
KMW Co. Ltd.(a)	64,872	3,053,848
Korea Electric Power Corp.(a)	255,768	4,460,890
KT&G Corp.	461,917	31,293,016
LG Uplus Corp.	409,520	4,348,329
Lotte Shopping Co. Ltd.	28,243	2,029,656
NAVER Corp.	101,154	18,459,206
NCSoft Corp.	36,551	23,315,669
Netmarble Corp.(a)(b)	67,279	5,014,213
Pearl Abyss Corp.(a)(c)	13,432	2,217,969
S-1 Corp.	245,218	18,453,969
Samsung Biologics Co. Ltd.(a)(b)	9,722	4,882,784
Samsung Electronics Co. Ltd.	539,431	22,083,372
Samsung Fire & Marine Insurance Co. Ltd.	102,299	15,074,946
Samsung SDS Co. Ltd.	30,210	4,646,942
SK Hynix Inc.	185,572	12,212,134
SK Telecom Co. Ltd.	179,043	31,227,169

		263,917,813

Taiwan — 17.1%
Accton Technology Corp.	606,000	4,874,238
Advantech Co. Ltd.	3,092,333	30,588,606
Asustek Computer Inc.	2,562,000	17,961,732
AU Optronics Corp.	20,399,000	5,149,856
Cathay Financial Holding Co. Ltd.	4,251,034	5,670,405
Chicony Electronics Co. Ltd.	8,771,455	25,123,901
China Development Financial Holding Corp.	14,996,000	4,540,005
Chunghwa Telecom Co. Ltd.	16,187,000	59,572,473
Compal Electronics Inc.	32,048,000	20,386,904
E.Sun Financial Holding Co. Ltd.	21,714,701	19,273,831
Far EasTone Telecommunications Co. Ltd.	23,942,000	51,591,920
First Financial Holding Co. Ltd.	81,301,437	61,873,034
Formosa Petrochemical Corp.	2,692,000	7,863,061
Formosa Plastics Corp.	2,878,840	7,958,159
Hua Nan Financial Holdings Co. Ltd.	65,764,310	42,601,693
Lite-On Technology Corp.	9,810,752	15,716,808
Mega Financial Holding Co. Ltd.	15,252,000	15,620,283
Pou Chen Corp.	3,908,000	3,846,175
Powertech Technology Inc.	1,152,000	3,721,699
President Chain Store Corp.	3,150,000	31,001,665
Quanta Computer Inc.	3,335,000	7,775,187
Standard Foods Corp.	2,052,476	4,340,790
Synnex Technology International Corp.	14,260,000	21,087,227
Taiwan Business Bank	37,731,147	13,320,572
Taiwan Cooperative Financial Holding Co. Ltd.	89,390,631	60,735,017
Taiwan High Speed Rail Corp.	9,087,000	11,409,822
Taiwan Mobile Co. Ltd.	16,637,000	59,566,278
Taiwan Semiconductor Manufacturing Co. Ltd.	5,065,000	49,258,285
Uni-President Enterprises Corp.	3,617,000	8,769,945
United Microelectronics Corp.	6,256,000	3,219,157

3

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Edge MSCI Min Vol Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
WPG Holdings Ltd.	12,924,440	$16,895,396

		691,314,124

Thailand — 7.0%
Advanced Info Service PCL, NVDR	4,264,300	25,805,651
Airports of Thailand PCL, NVDR	21,452,700	41,812,870
Bangkok Dusit Medical Services PCL, NVDR	44,457,700	31,446,031
Bangkok Expressway & Metro PCL, NVDR	82,409,000	25,518,034
BTS Group Holdings PCL, NVDR(c)	101,984,200	38,793,110
Bumrungrad Hospital PCL, NVDR	3,258,100	12,290,852
CP ALL PCL, NVDR(a)	17,853,200	39,567,765
Electricity Generating PCL, NVDR	2,159,800	18,739,541
Home Product Center PCL, NVDR	30,851,200	14,353,906
Intouch Holdings PCL, NVDR(c)	8,039,000	13,583,661
Krung Thai Bank PCL, NVDR	33,868,800	11,073,106
Siam Cement PCL (The), NVDR	547,000	5,898,177
Thai Union Group PCL, NVDR	9,202,900	3,963,525

		282,846,229

Turkey — 0.4%
BIM Birlesik Magazalar AS	1,733,832	16,546,575

United Arab Emirates — 1.7%
Dubai Islamic Bank PJSC	4,404,360	4,256,695
Emirates Telecommunications Group Co. PJSC	8,147,544	34,691,637
First Abu Dhabi Bank PJSC	10,340,061	31,190,634

		70,138,966

Total Common Stocks — 100.0% (Cost: $3,946,327,687)		4,040,797,214

Preferred Stocks

Brazil — 0.1%
Telefonica Brasil SA, Preference Shares, NVS	391,600	3,398,947

Security	Shares	Value

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS	3,961,100	$1,985,562

Total Preferred Stocks — 0.1% (Cost: $6,914,336)		5,384,509

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.69%(e)(f)(g)	37,909,045	37,965,908
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(e)(f)	5,980,000	5,980,000

		43,945,908

Total Short-Term Investments — 1.1% (Cost: $43,902,371)		43,945,908

Total Investments in Securities — 101.2% (Cost: $3,997,144,394)		4,090,127,631

Other Assets, Less Liabilities — (1.2)%		(47,230,598)

Net Assets — 100.0%		$4,042,897,033

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	34,271,854	3,637,191	37,909,045	$37,965,908	$369,185	(b)	$(10,513)	$32,245
BlackRock Cash Funds: Treasury, SL Agency Shares	16,273,000	(10,293,000)	5,980,000	5,980,000	93,399		—	—

				$43,945,908	$462,584		$(10,513)	$32,245

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
2-Year U.S. Treasury Note	6	09/30/20	$1,325	$555

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Consolidated Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Edge MSCI Min Vol Emerging Markets ETF

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
MSCI Emerging Markets E-Mini Index	179	06/19/20	$8,350	$442,368

				$442,923

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,757,697,139	$283,100,046	$29	$4,040,797,214
Preferred Stocks	5,384,509	—	—	5,384,509
Money Market Funds	43,945,908	—	—	43,945,908

	$3,807,027,556	$283,100,046	$29	$4,090,127,631

Derivative financial instruments(a)
Assets
Futures Contracts	$442,923	$—	$—	$442,923

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

JSC	Joint Stock Company

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

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